Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,953,395
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,054
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	76,000
Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	646,000	[1]
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000	[2]
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	128,500
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	189,291
Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	50,000
2022 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	62,953
2022 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	905
2022 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
2022 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,500
2022 [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	31,548
2022 [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
2023 - 2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	786,835
2023 - 2024 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,835
2023 - 2024 [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	646,000	[1]
2023 - 2024 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,000
2025 - 2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	314
2025 - 2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	314
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	850,102
Sub-Total [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,054
Sub-Total [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
Sub-Total [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	646,000	[1]
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,500
Sub-Total [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	31,548
Sub-Total [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,103,293
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	72,000
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000	[2]
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
No scheduled due date [member] | Marathon [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	157,743
No scheduled due date [member] | Santo Domingo [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
No scheduled due date [member] | Fenix Gold [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
No scheduled due date [member] | Black Water [Member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 141,000

[1]	As more fully explained on the following page, assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) by the end of 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million.
[2]	The Company anticipates construction to begin in this period.